NOTES PAYABLE (Details Narrative)												3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 27, 2021	Nov. 27, 2021	Aug. 06, 2021 USD ($)	Jul. 20, 2021 USD ($)	Mar. 26, 2021 USD ($)	Feb. 26, 2021 USD ($)	Nov. 27, 2020 USD ($)	Mar. 11, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jun. 26, 2013 USD ($)	Jan. 27, 2010 USD ($)	Sep. 30, 2021 USD ($) Integer	Jun. 30, 2021 USD ($) Integer	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 19, 2020 USD ($)	Dec. 31, 2012 USD ($)	Sep. 17, 2012 USD ($)	Aug. 28, 2012 USD ($)	Apr. 12, 2012 USD ($)	Dec. 27, 2009 USD ($)
Debt Instrument [Line Items]
Principal												$ 871,082			$ 871,082		$ 871,082	$ 871,082
Accrued interest																	$ 0	298,796	$ 434,345
Interest Rate										5.00%		500.00%			500.00%		500.00%
Maturity										Oct. 05, 2019					Aug. 06, 2022
Total notes payable			$ 100,000	$ 100,000						$ 388,376		$ 100,000			$ 100,000		$ 0
Monthly installment payments										5,553
Debt term			12 months	12 months
Interest Expense															36,597	$ 36,597	48,796	48,793
Accrued interest payable related party												83,883			83,883		109,513
Proceeds from convertible debenture																	68,000
Convertible debenture							$ 74,800
Notes payable										$ 388,376		871,082			871,082		871,082	871,082
Accrued interest												$ 376,007			376,007		357,708	310,307
Interest Expense, Long-term Debt															40,425	162,068
Cash received from issuance of common shares																		25,000
Number of advances received | Integer												3	5
[custom:ImputedInterestOnLoan]															10,080	10,080	13,440	13,440
Accredited Investor [Member]
Debt Instrument [Line Items]
Cash received from issuance of common shares					$ 50,000	$ 100,000						$ 150,000	$ 190,000
Accrued Liabilities [Member]
Debt Instrument [Line Items]
Accrued interest												2,170		$ 0	2,170	0
Convertible Debt [Member]
Debt Instrument [Line Items]
Principal							$ 74,800
Accrued interest																	12,045
Interest Rate							10.00%
Debt conversion, discount							$ 6,800
Proceeds from convertible debenture							$ 68,000
Convertible debenture												0			0		74,800
Accrued interest												0			0		12,045
Convertible Debt [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage							15.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage							20.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage							25.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage							29.00%
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Maturity		Nov. 27, 2021
Debt conversion, description	The debenture included a conversion right to be exercised at any time 180 days after execution of the note and was convertible into common stock of the Company at 75% of the market price, being calculated as the lowest three trading prices during the fifteen trading day period prior to conversion. The Debenture also required the Company to reserve 5 times the expected conversion share amount at the transfer agent, to ensure there were sufficient shares available upon conversion.	The debenture includes a conversion right to be exercised at any time 180 days after execution of the note and is convertible into common stock of the Company at 75% of the market price, being calculated as the lowest three trading prices during the fifteen-trading day period prior to conversion. The Debenture also required the Company to reserve 5 times the expected conversion share amount at the transfer agent, to insure there are sufficient shares available upon conversion.
Debt Conversion, Converted Instrument, Rate		75.00%
Note Agreement With LLC [Member]
Debt Instrument [Line Items]
Principal								$ 5,000
Accrued interest																	2,042	1,742
Interest Rate								6.00%
Maturity								Oct. 05, 2018
Debt term								8 months
Notes payable								$ 5,000
Accrued interest												2,267			2,267		2,042
Note Agreement with Corporation [Member]
Debt Instrument [Line Items]
Principal									$ 7,000
Accrued interest																	2,904	2,484
Interest Rate									6.00%
Maturity									Oct. 05, 2018
Debt term									8 months
Notes payable									$ 7,000
Accrued interest												3,219			3,219		2,904
Notes Payable [Member]
Debt Instrument [Line Items]
Principal												200,000			200,000		0
Accrued interest																	345,663	310,307
Interest Rate			5.00%	5.00%
Total notes payable																								$ 292,860
Interest Expense															3,828	0	183,669	99,361
Accrued interest payable related party																	0	298,796
Notes payable																								$ 292,860
Accrued interest												372,180			372,180		345,663
Notes Payable [Member] | Accrued Liabilities [Member]
Debt Instrument [Line Items]
Accrued interest												1,658		0	1,658	$ 0
Notes Payable [Member] | Corporation [Member]
Debt Instrument [Line Items]
Interest Rate										5.00%
Maturity										Oct. 05, 2018
Total notes payable											$ 192,000									$ 32,000	$ 20,000	$ 12,000	$ 100,000
Monthly installment payments										$ 1,430
Debt term											6 months
Interest Expense																	13,440	13,440
Notes payable											$ 192,000	$ 41,318			41,318		37,568			$ 32,000	$ 20,000	$ 12,000	$ 100,000
Notes Payable [Member] | During 2002 [Member]
Debt Instrument [Line Items]
Accrued interest																	20,880	19,800
Litigation settlement amount															$ 18,000		$ 18,000
Interest Rate												6.00%			6.00%		6.00%
Maturity															Sep. 01, 2002		Sep. 01, 2002
Accrued interest												$ 21,690			$ 21,690		$ 20,880
Notes Payable [Member] | During 2000 [Member]
Debt Instrument [Line Items]
Accrued interest																	27,091	25,839
Litigation settlement amount															$ 25,000		$ 25,000
Interest Rate												5.00%			5.00%		5.00%
Maturity															Aug. 31, 2000		Aug. 31, 2000
Accrued interest												$ 28,030			$ 28,030		$ 27,091
Notes Payable One [Member]
Debt Instrument [Line Items]
Principal												$ 32,960			$ 32,960		$ 32,960	$ 32,960
Interest Rate												5.00%			5.00%		5.00%	5.00%
Maturity															Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Interest Expense															$ 1,236	$ 1,236	$ 1,649	$ 1,648
Notes Payable One [Member] | During 2002 [Member]
Debt Instrument [Line Items]
Accrued interest																	32,299	30,499
Litigation settlement amount															$ 30,000		$ 30,000
Interest Rate												6.00%			6.00%		6.00%
Maturity															Sep. 12, 2002		Sep. 12, 2002
Accrued interest												$ 33,649			$ 33,649		$ 32,299
Notes Payable Two [Member]
Debt Instrument [Line Items]
Principal												$ 32,746			$ 32,746		$ 32,746	$ 32,746
Interest Rate												5.00%			5.00%		5.00%	5.00%
Maturity															Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Interest Expense															$ 1,227	$ 1,227	$ 1,637	$ 1,636
Notes Payable Two [Member] | During 2002 [Member]
Debt Instrument [Line Items]
Accrued interest																	52,287	49,487
Litigation settlement amount															$ 40,000		$ 40,000
Interest Rate												7.00%			7.00%		7.00%
Maturity															Jul. 10, 2002		Jul. 10, 2002
Accrued interest												$ 54,387			$ 54,387		$ 52,287
New Note [Member]
Debt Instrument [Line Items]
Accrued interest																	145,909	126,489
Accrued interest												160,474			160,474		145,909
New Note One [Member]
Debt Instrument [Line Items]
Principal										$ 32,960
Accrued interest																	12,383	10,735
Interest Rate										5.00%
Maturity										Oct. 05, 2018
Monthly installment payments										$ 473
Notes payable										32,960
Accrued interest												13,619			13,619		12,383
New Note 2 [Member]
Debt Instrument [Line Items]
Principal										$ 32,746
Accrued interest																	12,300	$ 10,664
Interest Rate										5.00%
Maturity										Oct. 05, 2018
Monthly installment payments										$ 468
Notes payable										$ 32,746
Accrued interest												13,527			13,527		12,300
Note Payable [Member]
Debt Instrument [Line Items]
Maturity																Aug. 06, 2022
Accrued interest												$ 376,007			$ 376,007		$ 345,663
Note Payable 1 [Member]
Debt Instrument [Line Items]
Interest Rate												5.00%			5.00%		5.00%
Maturity															Jul. 20, 2022
Total notes payable												$ 100,000			$ 100,000		$ 0
Notes Payable 1 [Member]
Debt Instrument [Line Items]
Maturity																Jul. 20, 2022
Interest Expense															2,170	$ 0
Notes Payable 2 [Member]
Debt Instrument [Line Items]
Interest Expense															1,658	0
Non Interest Bearing Debt [Member]
Debt Instrument [Line Items]
[custom:ImputedInterestOnLoan]												$ 3,360		$ 3,360	$ 10,080	$ 10,080
Minimum [Member]
Debt Instrument [Line Items]
Notes bearing interest rate																	5.00%
Maximum [Member]
Debt Instrument [Line Items]
Notes bearing interest rate																	9.00%